FOREIGN EXCHANGE - Detail of Gain (Loss) on Foreign Exchange (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effect Of Changes In Foreign Exchange Rates [Abstract]
Realized gain (loss) on foreign exchange	$ (797)	$ 277
Unrealized gain (loss) on foreign exchange	22,165	9,939
Unrealized gain (loss) on foreign exchange contracts	(3,867)	(2,021)
Gain (loss) on foreign exchange	$ 17,501	$ 8,195